Shareholder's Equity (Weighted-Average Assumptions To Estimate Fair Values) (Details) (USD $)	12 Months Ended
	Jan. 31, 2013		Jan. 31, 2012		Jan. 31, 2011
Stockholders' Equity Note [Abstract]
Dividend yield	2.80%	[1]	2.90%	[1]	2.30%	[1]
Volatility	16.20%	[2]	17.60%	[2]	17.10%	[2]
Risk-free interest rate	0.60%	[3]	1.30%	[3]	1.80%	[3]
Expected life in years	3 years	[4]	3 years	[4]	3 years 1 month 24 days	[4]
Weighted-average fair value of options granted	$ 10.57		$ 9.61		$ 12.53

[1]	Expected dividend yield is based on the anticipated dividends over the vesting period.
[2]	Expected volatility is based on historical volatility of the Company's stock.
[3]	Risk-free interest rate is based on the U.S. Treasury yield curve at the time of the grant.
[4]	Expected life in years is based on historical exercise and expiration activity of grants with similar vesting periods.